Quarterly Results (Unaudited) - Additional Information (Detail) (USD $)	3 Months Ended							12 Months Ended			3 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013		Jan. 31, 2013		Jul. 31, 2012		Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jul. 31, 2012 Costa Fortuna [Member]	May 30, 2012 Costa Fortuna [Member]	Jul. 31, 2012 Energy [Member]	Jan. 31, 2014 Energy [Member]	Jan. 31, 2012 Energy [Member]	Jan. 31, 2014 Vacation Policy [Member]	Jul. 31, 2013 Geoconstruction [Member]	Jan. 31, 2014 Geoconstruction [Member]
Quarterly Financial Information [Line Items]
Changes in estimate of incentive compensation	$ 7,400,000															$ 4,500,000
Impairment charge								14,646,000		86,200,000					1,000,000		14,600,000	14,646,000
Valuation allowance on U.S. deferred tax assets	72,487,000	50,600,000		9,354,000				72,487,000	9,354,000
Remaining percentage of interest acquired											50.00%	50.00%
Loss on remeasurement of equity investment						7,705,000	[1]		7,705,000		7,705,000
Impact of written down value, net of tax													20,000,000
Non-cash impairment charges		$ 14,646,000	[2]	$ 8,431,000	[1]			$ 14,646,000	$ 8,431,000	$ 96,579,000

[1]	Periods subsequent to the acquisition of 100% of Costa Fortuna on May 30, 2012 have been reclassified reflect Costa Fortuna as a discontinued operation.
[2]	All periods have been reclassified to reflect Costa Fortuna as a discontinued operation.